Income Taxes (Details) - Schedule of the income tax provision - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Deferred:
Total provision for income taxes
B Riley Principal 150 Merger Corp [Member]
Current:
Federal	$ 304	228,347
Deferred:
Federal		8,663
Total benefit	304	237,010
Valuation allowance	(304)	(237,010)	$ (304)
Total provision for income taxes